SHARE-BASED COMPENSATION: - Additional information (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Shares
Unvested RSUs outstanding at the beginning | shares	1,483,770
Granted | shares	2,080,087
Vested | shares	(1,398,508)
Forfeited | shares	(22,163)
Unvested RSUs outstanding at the end | shares	2,143,186
Weighted- Average Grant Date Fair Value Price
Unvested RSUs outstanding at the beginning (in dollars per share) | $ / shares	$ 1.24
Granted (in dollars per share) | $ / shares	11.31
Vested (in dollars per share) | $ / shares	1.29
Forfeited (in dollars per share) | $ / shares	11.62
Unvested RSUs outstanding at the end (in dollars per share) | $ / shares	$ 10.88